Intangible Assets - Schedule of Amortization Expenses (Details) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Schedule of Amortization Expenses [Abstract]
2026	$ 60,666	$ 60,666
2027	60,666	60,666
2028	41,736	60,666
2029	23,596	41,736
2030	13,762	33,218
2031 and thereafter		4,142
Net Intangible Assets	$ 245,926	$ 261,092	$ 667,280